Summary of Significant Accounting Policies (Tables)	1 Months Ended	4 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The following table sets forth by level, within the fair value hierarchy, the Company’s assets at fair value

	Investments Assets at Fair Value As of June 30, 2018
	Level 1	Level 2	Level 3	Total
Investments	-	$113,375	-	$113,375
Total Investments at Fair Value	-	$113,375	-	$113,375

The following table sets forth by level within the fair value hierarchy, the Company’s assets at fair value:

	Investments Assets at Fair Value As of September 30, 2018
	Level 1	Level 2	Level 3	Total
Investments	$-	$136,875	$-	$136,875
Total Investments at Fair Value

	Investments Assets at Fair Value As of June 30, 2018
	Level 1	Level 2	Level 3	Total
Investments	$-	$113,375	$-	$113,375
Total Investments at Fair Value